Expense Example - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192